Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Summary of detailed information of provision

Details of the provisions are as follows:

At June 30, 2026	Non-current		Total	Current
(In thousand Euros)	Other	Service warranties	Non- current	Other	Service warranties	Total Current
Carrying amount at the beginning of the year	761	1,847	2,608	513	1,451	1,964
Financial expense from provisions update (Note 22)	11	—	11	—	—	—
Charge / (Credit):	(727)	(533)	(1,260)	497	(141)	356
(+) additional provisions recognized, net	45	20	65	—	144	144
(+/-) Short-term transferred	(509)	—	(509)	509	—	509
(-) Amounts used during the year	(263)	(553)	(816)	(12)	(285)	(297)
Carrying amount at the end of the period	45	1,314	1,359	1,010	1,310	2,320

At December 31, 2025	Non-current		Total Non-	Current		Total
(In thousand Euros)	Other	Service warranties	current	Other	Service warranties	Current
Carrying amount at the beginning of the year	422	2,642	3,064	500	1,849	2,349
Financial expense from provisions update (Note 22)	29	—	29	—	—	—
Charge / (Credit):	310	(795)	(485)	13	(398)	(385)
(+) additional provisions recognized, net	310	254	564	13	168	181
(+/-) Short-term transferred	—	—	—	—	—	—
(-) Amounts used during the year	—	(1,049)	(1,049)	—	(566)	(566)
Carrying amount at year end	761	1,847	2,608	513	1,451	1,964